As filed with the Securities and Exchange Commission on October 6, 2008
                                            1933 Act Registration No. 333-36304
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 34 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 156 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
                      Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on ____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on November 5, 2008, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N
                          ChoicePlus Assurance (Bonus)

                   Supplement to the April 30, 2008 Prospectus

This Supplement outlines certain changes to the Lincoln ChoicePlus Assurance (Bonus) variable annuity prospectus that will be applicable to contracts issued on or after October 1, 2008. Briefly, those changes include:
o       an increase in the bonus credit percentage applied to purchase payments;
o       a recapture of bonus credits in certain situations;
o an increase in the amount of the persistency credit paid into the contract; and
o a change in the calculation of the death benefit upon recapture of a bonus credit.

Lincoln Life has filed an application for exemptive relief with the SEC requesting permission to implement the bonus recapture provisions. The bonus recapture provisions will only be effective upon approval by the SEC.

Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges. Lincoln Life may profit from one or more of the fees and charges deducted under the contract. Please refer to the April 30, 2008 prospectus for a discussion of all other provisions of your annuity contract that are not discussed in this supplement. This Supplement is for informational purposes and requires no action on your part.

EXPENSE TABLES

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. It replaces the Separate Account Annual Expenses table on the Expense Table, and the same table in the Deductions from the VAA paragraph of the Charges and Other Deductions section of your current prospectus. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):

                                   With Estate             Enhanced Guaranteed     Guarantee of        Account
                                   Enhancement Benefit     Minimum Death Benefit   Principal Death     Value Death
                                   Rider (EEB)             (EGMDB)                 Benefit             Benefit
                                   ----------------------- ----------------------- ------------------- --------------
Mortality and expense risk charge          2.05%                   1.85%                 1.60%             1.55%
Administrative charge                      0.10%                   0.10%                 0.10%             0.10%
                                           -----                   -----                 -----             -----
Total annual charge for each
subaccount                                 2.15%                   1.95%                 1.70%             1.65%

The next table describes charges that apply only when i4LIFE(R) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE(R) Advantage charges and the total is deducted from your average daily account value. This table replaces the i4LIFE(R) Advantage expense table on the Expense Table in your prospectus.

i4LIFE(R) Advantage (On and After the Periodic Income Commencement Date) (as a daily percentage of average account value):

                                        Enhanced Guaranteed       Guarantee of          Account Value
                                        Minimum Death Benefit     Principal Death       Death Benefit
                                        (EGMDB)                   Benefit

                                        ------------------------- --------------------- -----------------
     Annual charge*                              2.35%                   2.10%               2.05%
      *During the Lifetime Income Period, the charge will be the same rate as the i4LIFE(R) Advantage Account Value Death Benefit.

The next table describes the separate account annual expenses you pay on and after the Annuity Commencement Date and replaces the final table on the Expense Table in your prospectus:

o        Mortality and expense risk charge and Administrative charge      1.55%

The next table describes the recapture of bonus credits granted with respect to purchase payments received within twelve months prior to or after the contractowner's or annuitant's date of death:
o        Percent of bonus credits recaptured                              100%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. These examples replace the Examples presented in your prospectus.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expense of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                               1 year        3 years      5 years      10 years
                           -------------- ------------ ------------- -----------

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                               1 year        3 years      5 years      10 years
                           -------------- ------------ ------------- -----------

For more information, see Charges and Other Deductions in your prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contract - i4LIFE(R) Advantage including the Guaranteed Income Benefit Rider, 4LATER(R) Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Charges and Other Deductions - Surrender Charge. A surrender charge applies (except as described in your prospectus) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                          Number of contract anniversaries since
                                                  purchase payment was invested.

 ------------------------------------------------- -------- ------- ------ ------ ----- ------ ----- ------ ------ -----
Surrender charge as a percentage of the              0       1       2      3     4      5     6      7      8     9+
surrendered or withdrawn purchase payments
-------------------------------------------------
                                                   8.5%     8.5%    8%     7%     6%    5%     4%    3%     2%     0%

A surrender charge will not apply and will not be imposed in any situation where a bonus credit is recaptured.

The Contracts - Bonus Credits. The paragraph entitled Bonus Credits in The Contracts section of your prospectus is deleted and replaced with the following:

Bonus Credits

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The amount of any bonus credit applied to the Contract will be noted on the confirmation sent after each purchase payment. The bonus credit percentage is based on the Owner's Investment at the time each purchase payment is made according to the following table:

                Owner's Investment                Bonus Credit % of Purchase
                                                         Payments
                $0 to $199,999                               4%
                $200,000 to $999,999                         5%
                $1,000,000 or greater                        6%

The Owner's Investment is defined as the sum of:

1. the current contract values as of the most recent valuation date prior to the date the purchase payment is submitted to us for any individual, nonqualified Lincoln Life Variable Annuity contracts owned by the contractowner, spouse or children under the age of 21, as well as any other Lincoln Life Variable Annuity contracts that may be made available by us in the future for this purpose; plus
2.       the amount of the current purchase payment made into the contract.

At the time you make a purchase payment you are responsible for providing us with the current contract values of individual Lincoln Life nonqualified Variable Annuities that you, your spouse or children under the age of 21 own in order to be included in the calculation of the Owner's Investment. You or your broker dealer representative may ascertain the current contract values for those contracts by contacting us through the telephone, internet or other electronic means and then indicate the amount of contract values when submitting the purchase payment to us.

Following is an example of how the bonus credit may be enhanced by including additional contract value under the Owner's Investment provision:

1/1/08   Initial purchase payment into this bonus contract:            $150,000

         Current contract value of your spouse's Lincoln Life variable $ 50,000 annuity contract as of 1/1/08 (originally purchased in 2006 for $45,000) Total Owner's Investment on which your bonus $200,000 credit percentage is based

By including the contract value of your spouse's contract, as allowed under the Owner's Investment provision described above, your initial purchase payment qualifies for a 5% bonus credit, and your contract value is as follows:

1/1/08   Initial purchase payment into this bonus contract:            $150,000
         5% bonus credit    (5% x $150,000)                            $  7,500
                                                                      ---------
         Your initial contract value with 5% bonus credit              $157,500

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the Owner's Investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with contract values for only nonqualified contracts.

We will add another bonus credit to your contract if an additional purchase payment made during the first contract year increases the total amount of purchase payments added to the contract during the first contract year to a dollar level that qualifies for a bonus credit percentage higher than the bonus credits percentage previously added to the contract. This bonus credit will be in addition to the bonus credit granted with respect to the current purchase payment and will be added to your contract at the time the current purchase payment is made. The additional bonus credit percentage will be the difference between the higher bonus credit percentage which is applied to the current purchase payment and the previously applied bonus credit percentage. We will then multiply the sum of all prior first year purchase payments by the additional bonus credit percentage to determine the amount of the additional bonus credit. This additional bonus credit is not available after the first contract year.

The following example shows how additional purchase payments added to the contract in the first contract year will affect your contract value. The example assumes that you made an initial purchase payment of $100,000 (received a 4% bonus credit).

Additional purchase payment
6 months after contract issue                                 $110,000

Contract value of this bonus contract
at time of additional purchase payment                        $120,000

Total Owner's Investment on which the bonus $230,000 credit percentage for the additional purchase payment is based ($110,000 additional purchase payment plus $120,000 current contract value of the contract)


Additional purchase payment                                   $110,000
5% bonus credit                                               $  5,500
                                                              ---------
Total purchase payment plus bonus credit                      $115,500

Additional bonus credit (1% x $100,000 prior first year
Purchase payment)                                      $1,000

Contract value after both bonus credits are applied  $236,500

The additional purchase payment plus the current contract value of the contract is $230,000 and entitles the contractowner to a 5% bonus credit. The additional purchase payment increases the total first year purchase payments to $210,000 which results in a 1% additional bonus credit (difference between the current bonus credit percentage of 5% and the initial bonus credit percentage of 4%) being applied to the prior first year purchase payments of $100,000.


Bonus Credit Recapture

Our ability to recapture the bonus credit is currently being reviewed by the SEC and is subject to an Application for Exemptive Relief. This recapture provision will not apply to bonus credits contributed to your contract prior to the date the Exemptive Application is granted. The recapture of bonus credits will apply to your contract after the Exemptive Application is granted. We will notify you if the Exemptive Application is granted so you will know when the bonus recapture will apply.

We will recapture from death benefits any bonus credit granted with respect to purchase payments received under the contract within twelve months prior to or at anytime after the contractowner's or annuitant's date of death (unless a surviving spouse beneficiary elects to continue the contract as the contractowner). The recapture will result in a reduction of the applicable death benefit by the dollar amount of the recaptured bonus credit(s) on the valuation date the payment of the death claim is approved. The recapture amount is 100% of any bonus credit paid into the contract within twelve months prior to or any time after the date of death of the contractowner or annuitant. The bonus credit will not be recaptured if the death of the contractowner or annuitant occurs more than twelve months after a purchase payment is made. This recapture applies to all death benefit options. Bonus credits will not be subject to recapture once the contract is annuitized except for death benefits payable under i4LIFE(R) Advantage, which is the only annuitization option that provides a death benefit.

Contractowners will retain any investment gains attributable to recaptured bonus credits and will absorb the impact of any loss attributable to the bonus credits as only the dollar amount of the bonus credit will be forfeited upon recapture. A surrender charge will not apply and will not be imposed in any situation where a bonus credit is recaptured. Bonus credits will not be recaptured upon exercise of the contract's Return Privilege provision.

Following is an example of how the recapture of a bonus credit affects your death benefit. The example is based on these assumptions:

o        you have elected the Guarantee of Principal Death Benefit;
o        your current contract value is $186,000;
o we have added bonus credits in the amount of $6,000 to your contract within the past twelve months;
o        You made a withdrawal of $10,000 when the contract value was $170,000;
o the sum of all purchase payments made into the contract equals $160,000.

The Guarantee of Principal Death Benefit is the greater of (1) the current contract value as of the valuation date the death claim is approved, minus any bonus credits granted with respect to purchase payments received under the contract within twelve months prior to or at any time after the contractowner's or annuitant's date of death, or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. In this example, the contract value minus the bonus credit is $180,000 ($186,000 - $6,000). The withdrawal reduced the contract value by 5.9% ($170,000/$10,000). The sum of all purchase payments is reduced by $9,440 which is 5.9%.Thus the sum of all purchase payments reduced proportionally by the withdrawal is $150,560 which is less than $180,000 the current contract value minus the bonus credit. The death benefit paid is $180,000.

If your spouse is the sole beneficiary and assumes ownership of the contract, bonus credits included in the contract value assumed by the spouse will not be recaptured. Continuing the prior example:

o       your spouse has assumed ownership of the balance of the contract;
o bonus credits in the amount of $6,000 have been added to your contract within the past twelve months; and
o       the death benefit equals $186,000.

Spouse's portion of death benefit                    $186,000
No recapture of bonus credits                        $   -  0
                                                   ------------
Total contract value assumed by the spouse           $186,000

If there are multiple beneficiaries and your surviving spouse assumes ownership of the contract, bonus credits included in the surviving spouse's proportional share of the death benefit will not be recaptured. Death benefits paid to any other beneficiaries may reflect the recapture of a proportional share of bonus credits depending upon the death benefit in effect. Continuing the prior example:

o        your spouse and your son are both beneficiaries (spouse 75%; son 25%);
o        your spouse has assumed ownership of the balance of the contract;
o we have added bonus credits in the amount of $6,000 to your contract within the past twelve months; and
o        the death benefit before bonus credit recapture equals $186,000.

Son's portion of death benefit ($186,000 x 25%)               $  46,500
Recapture of bonus credits ($6,000 x 25%)                     $ - 1,500
                                                              ----------
Total death benefit payable to son                            $  45,000

Spouse's portion of death benefit ($186,000 x 75%)            $139,500
No recapture of bonus credits                                  -     0
                                                            ------------
Total contract value assumed by the spouse                    $139,500

Refer to the death benefit section of the prospectus for detailed information about specific death benefit options.

Following is an example of how the i4LIFE(R) Advantage Account Value death benefit will be affected if bonus credits are recaptured after annuitization:

1/1/08   Initial purchase payment into the contract:          $50,000
        (Qualifies for 4% bonus of $2,000)

1/1/08 Contract value:                                        $52,000

1/1/10   Contract value:                                      $75,000

1/1/10 Election of i4LIFE(R) Advantage with Account Value Death Benefit option and additional purchase payment of $100,000 + 4% bonus of $4,000

1/1/10 i4LIFE(R) Advantage Account Value (as defined
 in the  i4LIFE(R) Advantage section of prospectus):         $179,000

9/1/10   Date of Death

10/1/10  Death Claim received and approved
Account Value on the valuation date the death benefit
is processed:                                                $200,000

Account Value adjusted for bonus credit
Recapture of $4,000:                                       $  - 4,000
                                                           ----------
                                                             $196,000

Death Benefit paid is $196,000.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the contractowner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

The Contracts - Persistency Credits. The paragraph entitled Persistency Credits in The Contracts section of your prospectus is deleted and replaced with the following:

Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.10%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. The amount of any persistency credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

The Contracts - Death Benefits. The definitions of the death benefits listed in The Contracts section of your prospectus are replaced with the following definitions. All other death benefit provisions remain the same.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005, (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved for payment minus any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit).

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will equal the greater of (1) the contract value minus any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amounts on a dollar for dollar basis. See Lincoln Lifetime IncomeSM Advantage in your prospectus.).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable withdrawal charges (surrender charges for example) and premium taxes, if any.

For Contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions in your prospectus.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of (1) the contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death; or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amounts on a dollar for dollar basis. See The Contracts -- Lincoln Lifetime IncomeSM Advantage in your prospectus); or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by subsequent purchase payments and bonus credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value and is decreased by any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable withdrawal charges (surrender charges for example) and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or a joint owner or annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EMGDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions in your prospectus.

Estate Enhancement Benefit Rider (EEB). The amount of death benefit payable under this Rider is the greatest of the following amounts: (1) the contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death; or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amounts on a dollar for dollar basis. See Lincoln Lifetime IncomeSM Advantage in your prospectus); or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by subsequent purchase payments and bonus credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value. The highest contract value is also decreased by any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death; or (4) the current contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted with respect to purchase payments received under the Contracts by Lincoln Life within twelve months prior to or any time after the contractowner's or annuitant's date of death, plus an amount equal to the Enhancement Rate times the lesser of: (i) contract earnings; or
(ii) the covered earnings limit.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable withdrawal charges (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:

o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment and any bonus credits granted with respect to purchase payments received within twelve months prior to the contractowner's or annuitant's date of death; plus
o any contractual basis that has previously been withdrawn which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
o any contractual basis that has previously been withdrawn which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The following example shows how contract earnings would be calculated under the EEB rider where an initial purchase payment of $100,000 qualifies for a $4,000 bonus credit:

1/1/08 Initial purchase payment plus $4,000 bonus credit:              $104,000

6/1/08 Withdrawal of $10,000 when contract value immediately prior to withdrawal is $107,000

6/1/08 Contract earnings immediately prior to withdrawal is $7,000 ($107,000 contract value - $100,000 purchase payment)

6/1/08 Withdrawal exceeds contract earnings immediately prior to withdrawal by $3,000 ($10,000 withdrawal - $7,000 contract earnings)

9/1/08 date of death
Contract Value as of date of death                                     $137,000

Contract earnings at death after bonus credit recapture equals $36,000 ($137,000
- $104,000 + $3,000) (Contract value at death - purchase payments and bonus credits+ Amount that withdrawal exceeded contract earnings)

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.



                Please keep this Supplement for future reference.

                                     PART A

The prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-36304) filed on May 5, 2008.

Supplements to the prospectuses for for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-36304) filed on June 30, 2008.

Supplements to the prospectuses for for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-36304) filed on October 2, 2008.


                                     PART B

The Statements of Additional Information for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-36304) filed on May 5, 2008.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
       2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for the The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Consolidated Balance Sheets - Years ended December 31, 2007 and 2006 Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
       2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
       2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (f) Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (q) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (r) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (s) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (t) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (u) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (v) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (y) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (z) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (aa) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (bb) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (cc) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24,
   2003.

   (dd) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ee) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ff) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (gg) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ii) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (jj) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (kk) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ll) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

   (mm) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (qq) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

   (rr) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ss) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (tt) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (uu) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (vv) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (xx) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-36304) filed on December 21, 2006.

   (yy) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (zz) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (aaa) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(5) (a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (c) ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No.1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

       (1) Amendment dated April 16, 2007 to Participation Agreement between AllianceBernstein Variable Products Series Fund and The Lincoln National Life Insurance Company.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) DWS Investments VIT Funds (To Be Filed by Amendment)

     (vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

   (c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.

(10) (a) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 10 File No. 333-112927) filed on August 14, 2008.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2008 there were 114,888 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.


Name                       Positions and Offices with Underwriter
------------------------   ----------------------------------------------
Dennis R. Glass*           Interim Chief Executive Officer, and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 6th day of October, 2008.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
      Lincoln ChoicePlus Assurance (Bonus)

      By:   /s/ Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 6, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director (Prin-
------------------------------
                                 cipal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan


*By:/s/ Robert L. Grubka         Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka